Class A, C, Advisor and Investor Shares | Pacific Funds Small-Cap Value
Pacific FundsSM Small-Cap Value
Investment Goal
This Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap Value	Class A	Class C	Advisor Class	Investor Class
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap Value		Class A	Class C	Advisor Class	Investor Class
Management Fee		0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) and/or Service Fees		0.25%	1.00%	none	0.25%
Other Expenses		12.89%	12.89%	12.89%	12.89%
Total Annual Fund Operating Expenses		13.99%	14.74%	13.74%	13.99%
Less Expense Reimbursement	[1]	(12.69%)	(12.69%)	(12.69%)	(12.64%)
Total Annual Fund Operating Expenses	[2]	1.30%	2.05%	1.05%	1.35%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.25% for Investor Class shares, and 0.20% for Class A, C and Advisor Class shares through 1/10/2019. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap that was in effect at the time of the reimbursement.
[2]	after Expense Reimbursement

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap Value - USD ($)	Class A	Class C	Advisor Class	Investor Class
1 year	$ 552	$ 308	$ 107	$ 137
3 years	2,059	1,908	1,638	1,715
5 years	4,451	4,461	4,116	4,211
10 years	$ 8,784	$ 8,959	$ 8,648	$ 8,732

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example, No Redemption - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap Value - USD ($)	Class A	Class C	Advisor Class	Investor Class
1 year	$ 552	$ 208	$ 107	$ 137
3 years	2,059	1,908	1,638	1,715
5 years	4,451	4,461	4,116	4,211
10 years	$ 8,784	$ 8,959	$ 8,648	$ 8,732

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. For the period between January 11, 2016 to March 31, 2016, the portfolio turnover rate was 17% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks and other equity securities of small capitalization U.S. companies. The Fund defines small capitalization companies as companies whose market capitalizations fall within the range of the Russell 2000 Value Index at the time of purchase, and invests primarily in equity securities of small capitalization value companies as defined by the Russell 2000 Value Index. As of March 31, 2016, the market capitalization range of the Russell 2000 Value Index was approximately $13.6 million to $5.5 billion. As of March 31, 2016, the weighted average market capitalization of the Fund was approximately $1.9 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2000 Value Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to other Principal Risks described below. The Fund may be affected by the following principal risks:
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer of the security or instrument, such as reduced demand for the issuer’s goods or services.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which the Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.
  Price Volatility Risk: To the extent the Fund invests in investments whose value may go up or down rapidly or unpredictably, the Fund’s value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility risk and be more vulnerable to economic, market and industry changes than larger, more established companies.
  Value Companies Risk: Value companies are those that are thought to be undervalued and perceived as trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small-Cap Value Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Investor Class shares. The performance figures shown below for Investor Class, Class A, Class C and Advisor Class shares of the Fund reflect the historical performance of the then-existing Institutional Class shares of the Predecessor Fund for periods prior to January 11, 2016. These performance figures have not been adjusted to reflect estimated fees and expenses of Investor Class, Class A, Class C and Advisor Class shares of the Fund, respectively, for periods prior to January 1, 2016, but have been so adjusted for the period between January 1, 2016 and January 10, 2016. If the returns prior to January 1, 2016 had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the Predecessor Fund commenced operations on December 31, 2014.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.mutualfunds.pacificlife.com/mfc/home/performance.html, or by calling customer service at (800) 722-2333 (select Option 2).
Calendar Year Total Returns (%)
[1]	Investor Class return for the period 1/1/16 through 6/30/16: 2.75%

Best and worst quarterly performance reflected within the bar chart: Q1 2015: 3.90%; Q3 2015: (8.11%)
Average Annual Total Returns (For the periods ended December 31, 2015)
Average Annual Total Returns - Class A, C, Advisor and Investor Shares - Pacific Funds Small-Cap Value		1 year	Since Inception	Inception Date
Investor Class		(3.54%)	(3.54%)
Investor Class | (after taxes on distributions)	[1]	(4.30%)	(4.30%)
Investor Class | (after taxes on distributions and sale of Fund shares)	[1]	(1.81%)	(1.81%)
Class A		(7.61%)	(7.61%)
Class C		(4.49%)	(4.49%)
Advisor Class		(3.54%)	(3.54%)
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		(7.47%)	(7.47%)	Dec. 31, 2014
[1]	The after-tax returns were previously disclosed for Class A, but are now shown for Investor Class because Investor Class returns are shown in the bar chart.

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Investor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.